Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2021	2020
Office equipment	$1,180	$98
Less: Accumulated depreciation and amortization	(135)	(15)
Construction in progress	20,017	—
Less: Foreign currency translation effects	—	(3)
Property and equipment, net	$21,062	$80

Construction in progress primarily includes costs related to the construction of the CQP in Mo i Rana and the related production equipment.